UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust- Monthly Income
(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Capital Trust
101 Montgomery Street, San Francisco, California 94104
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2008

Item 1: Report(s) to Shareholders.

Schwab® Monthly Income Funds

Annual Report
December 31, 2008

Schwab® Monthly Income Fund - Moderate Payout

Schwab® Monthly Income Fund - Enhanced Payout

Schwab® Monthly Income Fund - Maximum Payout

Schwab® Monthly Income Funds

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period*

Schwab® Monthly Income Fund - Moderate Payout (Ticker Symbol: SWJRX)	-14.11%

Benchmark: Moderate Payout Composite Index	-11.21%
Fund Category: Morningstar Conservative Allocation	-16.30%

Performance Details	pages 6-7

Schwab® Monthly Income Fund - Enhanced Payout (Ticker Symbol: SWKRX)	-9.53%

Benchmark: Enhanced Payout Composite Index	-5.86%
Fund Category: Morningstar Conservative Allocation	-16.30%

Performance Details	pages 8-9

Schwab® Monthly Income Fund - Maximum Payout (Ticker Symbol: SWLRX)	-4.84%

Benchmark: Maximum Payout Composite Index	-0.32%
Fund Category: Morningstar Conservative Allocation	-16.30%

Performance Details	pages 10-11

Minimum Initial Investment[1]	$ 100

*	Funds’ inception date 3/28/08.
All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Source for category information: Morningstar, Inc.
The Moderate Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 40% S&P 500 Index and 60% Barclays Capital U.S. Aggregate Bond Index.
The Enhanced Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 25% S&P 500 Index and 75% Barclays Capital U.S. Aggregate Bond Index.
The Maximum Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 10% S&P 500 Index and 90% Barclays Capital U.S. Aggregate Bond Index.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Monthly Income Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year marked one of the most difficult periods in financial history. The depth and duration of the current economic crisis have been unsettling and discouraging for investors. As a longtime investor myself, I know that in an environment like this, it’s hard to sift through all the information and make clear decisions. The news creates concerns, not just about your own financial well-being, but also about the safety and stability of the financial system and institutions you depend on.

The natural instinct is to react emotionally rather than strategically. What I’ve learned from my own experience is that trying to time the market is both difficult and risky. Despite the urge to exit the market during a downturn, participating in the eventual recovery requires remaining invested. Throughout my career I’ve seen nine notable downturns in the market, and in every case the market has eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

At Schwab, we are here to help no matter what the market conditions may be. With funds and services backed by a consistent, balanced, and ethical approach to investing, we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

2 Schwab Monthly Income Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In 2008, both institutions and individual investors were affected by the depth and duration of a crisis that began with declining real estate valuations and tight credit. As the year wore on, it became apparent that what had been at first localized disruption eventually proved to be more systemic, with no sector or industry safe from turmoil. While returns for this year have reflected this broad-market turmoil, we continue to have confidence in the ability of our funds to meet diversification and income needs for our clients.

I would like to emphasize that the Monthly Income Funds are intended to meet the income needs of investors by making monthly payments from net investment income rather than investor capital. As intended, each payment made by the funds in 2008 was made from net investment income. I would also like to remind investors that while reinvestment of monthly payments is an option, the funds are designed with the expectation that these payments will be paid in cash.

If you have any questions about our funds, we are always available at 1-800-435-4000, while additional resources may be found on Schwab.com

Sincerely,

Schwab Monthly Income Funds 3

The Investment Environment

Over the past year, the U.S. financial marketplace experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since last August following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September, the U.S. Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and Government intervention in AIG, among other events. In this erratic environment, investors became extremely cautious of all but U.S. Government-backed assets, such as U.S. Treasuries, and in many cases preferred safety and liquidity over yield.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment and consumer confidence showed no signs of rebounding at the end of the year as the economy fell deeper into a recession. The GDP growth rate contracted -0.5% in the third quarter, reflecting the sharp downturn in personal consumption and housing investments. The number of unemployed grew by 3.6 million during the 12-month period, resulting in a 7.2% unemployment rate in December. Continued weakening of the global economy was also evident in the fourth quarter as energy demand slowed and oil prices dropped to less than $40 a barrel after surging to a record $147 in July. Although lower gas prices provided much-needed relief for consumers, the economic outlook remained bleak on the expectation of continued slowing given the persistence of broad-based turmoil. In December, the Consumer Confidence Index reached an all-time low of 38.0, sliding from 44.7 in November, while retail sales dropped -2.7%.

When looking at the S&P 500 Index, which is usually seen as a bellwether for financial markets, returns for the year were solidly negative in all major sectors. For the year ending December 31, 2008, the S&P 500 Index was down -37.00% . By comparison, the Russell 1000 Index was down -37.60%. In the S&P 500, Financials returned -56.95% for the year, followed by Materials and Information Technology, which were down -47.05% and -43.68%, respectively. Though still negative, relatively better performing sectors were Consumer Staples and Health Care, down -17.66% and -24.48% , respectively. In general, stock prices experienced heightened volatility throughout the period, exacerbated by forced selling in large institutional funds, a flight to the safety of cash and U.S. Government-backed assets, and a number of dramatic market events, such as the collapse of Bear Stearns and Lehman Brothers.

In an attempt to stabilize market conditions, the U.S. Government instituted a variety of stimulus measures, including a $700 billion financial rescue package. Additionally, the Federal Reserve lowered the Federal Funds Rate to a target range of 0% to 0.25%, its seventh rate cut in 2008. Although inflation was a concern earlier in the period, as the economy slowed and the prices of many commodities declined significantly in the latter half of the year, the Federal Reserve decided that thawing credit markets and stimulating the economy outweighed inflation concerns. Despite these interventionist moves, market volatility persisted and credit remained tight.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-30.58%	S&P 500® Index: measures U.S. large-cap stocks

-26.98%	Russell 2000® Index: measures U.S. small-cap stocks

-37.89%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

3.50%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

1.06%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings my have changed since the report date.

4 Schwab Monthly Income Funds

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than 8 years in asset management.

Caroline Lee, a managing director and portfolio manager of the investment adviser, co-manages the funds. Prior to joining the firm in November 2005, she worked in asset management for over 4 years overseeing subadvisor relationships in the pension group of a major corporation. She has also had 3 years of previous experience in investment management at another financial services firm.

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day to-day co-management of the funds. He was appointed portfolio manager in 2008. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry.

Schwab Monthly Income Funds 5

Schwab® Monthly Income Fund - Moderate Payout

The Schwab Monthly Income Funds (the funds) are designed to provide monthly income throughout the year while retaining the opportunity for growth to meet future income needs. In accordance with guidelines stated in the funds’ prospectus, the higher the targeted payout rate, the lower the growth potential of a particular fund. The funds invest in a range of Schwab Funds and Laudus Funds—including equity funds, fixed income funds, and money market funds—in accordance with their respective target asset allocation. Because each Monthly Income Fund is a fund-of-funds, its return will reflect a blend of the returns of the underlying funds based on their relative weightings.

Schwab Monthly Income Fund – Moderate Payout (the fund) returned -14.11% since inception on 3/28/08 through the period ending 12/31/08. During the same period, the fund’s custom benchmark returned -11.21%. This fund is designed to offer investors a targeted annual payout of 3-4% and an increase in capital over the long term that is expected to be greater than that of the Enhanced Payout Fund and the Maximum Payout Fund*. The fund seeks to maintain a target blend of 40% equity and 60% fixed income and money market securities.

The Moderate Payout Fund’s recent performance reflected the difficult investment environment its underlying funds experienced throughout the period, characterized by atypical volatility in the equity and bond markets, asset price declines, and tightened credit standards. Despite multiple interest rate cuts and stimulus measures in the U.S. and abroad, investor sentiment remained pessimistic on the expectation of a prolonged economic recession and persistent broad-based financial instability. Throughout the year, investors continued to be highly risk-averse, seeking out safer alternatives such as U.S. Treasuries and short-term cash investments, which put downward pressure on the values of non government-backed securities, regardless of their quality.

As the market priced in risk, the fund’s exposure to global real estate stocks significantly detracted from returns. The Schwab Global Real Estate Fund fell by -43.17% during the period, compared to -44.74% for its benchmark, the FTSE EPRA/NAREIT Index. International equity markets also experienced double-digit declines. The Laudus International MarketMasters Fund returned -41.72%, while the MSCI EAFE Index declined -37.89%. Though still negative, the fund’s top domestic equity sub-holding fared relatively better. The Schwab Dividend Equity Fund returned -23.64%, compared to its respective benchmark, the S&P 500 Index, which fell -30.56% . In general, bond markets outperformed equities during the period, but were still impacted by the domestic and global economic slowdown. The fund’s top two sub-holdings, the Schwab Premier Income Fund and Total Bond Market Fund, declined -2.14% and -2.00%, respectively. In comparison, the Barclays Capital U.S. Aggregate Bond Index returned 3.50%.

As of 12/31/08:

 Statistics

Number of Holdings	10
Weighted Average
Market Cap

($ x 1,000,000)	$37,559

Price/Earnings Ratio (P/E)	11.8

Price/Book Ratio (P/B)	1.6

Portfolio Turnover Rate[1]	25%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	20.9%

Equity Funds - International	14.4%

Fixed-Income Funds	61.2%

Short-Term Investments	3.5%

Total	100.0%

 Top Holdings % of Net Assets2

Schwab Premier Income Fund,

Institutional Shares	24.8%

Schwab Total Bond Market Fund	19.3%
Schwab Dividend Equity Fund,

Select Shares	15.5%

Schwab Short-Term Bond Market Fund	11.8%
Schwab Global Real Estate

Fund, Select Shares	9.3%

Total	80.7%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Monthly Income Funds

 Schwab® Monthly Income Fund - Moderate Payout

Performance Summary as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Total Returns1,2

Fund and Inception Date	Since Inception

Fund: Schwab® Monthly Income Fund - Moderate Payout (3/28/08)	-14.11%
Benchmark: Moderate Payout Composite Index[3]	-11.21%
Fund Category: Morningstar Conservative Allocation	-16.30%

Fund Expense Ratios4: Net 0.76%; Gross 0.88%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Moderate Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 40% S&P 500 Index and 60% Barclays Capital U.S. Aggregate Bond Index.

[4]	As stated in the 3/3/08 prospectus (as supplemented 2/27/09). Includes expenses of the underlying funds in which the fund invests. The annualized weighed average expense ratio of the underlying funds was 0.76%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/11. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.

Schwab Monthly Income Funds 7

Schwab® Monthly Income Fund - Enhanced Payout

The Schwab Monthly Income Funds (the funds) are designed to provide monthly income throughout the year while retaining the opportunity for growth to meet future income needs. In accordance with guidelines stated in the funds’ prospectus, the higher the targeted payout rate, the lower the growth potential of a particular fund. The funds invest in a range of Schwab Funds and Laudus Funds—including equity funds, fixed income funds, and money market funds—in accordance with their respective target asset allocation. Because each Monthly Income Fund is a fund-of-funds, its return will reflect a blend of the returns of the underlying funds based on their relative weightings.

Schwab Monthly Income Fund – Enhanced Payout (the fund) returned -9.53% since inception on 3/28/08 through the period ending 12/31/08. During the same period, the fund’s custom benchmark returned -5.86%. This fund is designed to offer investors a targeted annual payout of 4-5% and an increase in capital over the long term that is expected to be less than that of the Moderate Payout Fund and greater than that of the Maximum Payout Fund*. The fund seeks to maintain a target blend of 25% equity and 75% fixed income and money market securities.

The Enhanced Payout Fund’s recent performance reflected the difficult investment environment its underlying funds experienced throughout the period, characterized by atypical volatility in the equity and bond markets, asset price declines, and tightened credit standards. Despite multiple interest rate cuts and stimulus measures in the U.S. and abroad, investor sentiment remained pessimistic on the expectation of a prolonged economic recession and persistent broad-based financial instability. Throughout the year, investors continued to be highly risk-averse, seeking out safer alternatives such as U.S. Treasuries and short-term cash investments, which put downward pressure on the values of non government-backed securities, regardless of their quality.

As the market priced in risk, the fund’s exposure to global real estate stocks significantly detracted from returns. The Schwab Global Real Estate Fund fell by -43.17% during the period, compared to -44.74% for its benchmark, the FTSE EPRA/NAREIT Index. Though still negative, the fund’s top equity sub-holding fared relatively better. The Schwab Dividend Equity Fund returned -23.64%, compared to its respective benchmark, the S&P 500 Index, which fell -30.56%. In general, bond markets outperformed equities during the period, but were still impacted by the domestic and global economic slowdown. The fund’s top two sub-holdings, the Schwab Premier Income Fund and Total Bond Market Fund, declined -2.14% and -2.00%, respectively. In comparison, the Barclays Capital U.S. Aggregate Bond Index returned 3.50%.

As of 12/31/08:

 Statistics

Number of Holdings	10
Weighted Average
Market Cap

($ x 1,000,000)	$36,753

Price/Earnings Ratio (P/E)	11.8

Price/Book Ratio (P/B)	1.5

Portfolio Turnover Rate[1]	39%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	11.6%

Equity Funds - International	8.2%

Fixed-Income Funds	74.7%

Short-Term Investments	5.5%

Total	100.0%

 Top Holdings % of Net Assets2

Schwab Premier Income Fund,

Institutional Shares	30.9%

Schwab Total Bond Market Fund	25.7%

Schwab Short-Term Bond Market Fund	13.0%
Schwab Dividend Equity Fund,

Select Shares	9.2%
Schwab Global Real Estate

Fund, Select Shares	6.1%

Total	84.9%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Monthly Income Funds

 Schwab® Monthly Income Fund - Enhanced Payout

Performance Summary as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	Since Inception

Fund: Schwab® Monthly Income Fund - Enhanced Payout (3/28/08)	-9.53%
Benchmark: Enhanced Payout Composite Index[3]	-5.86%
Fund Category: Morningstar Conservative Allocation	-16.30%

Fund Expense Ratios4: Net 0.68%; Gross 0.80%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Enhanced Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 25% S&P 500 Index and 75% Barclays Capital U.S. Aggregate Bond Index.

[4]	As stated in the 3/3/08 prospectus (as supplemented 2/27/09). Includes expenses of the underlying funds in which the fund invests. The annualized weighed average expense ratio of the underlying funds was 0.68%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/11. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.

Schwab Monthly Income Funds 9

Schwab® Monthly Income Fund - Maximum Payout

The Schwab Monthly Income Funds (the funds) are designed to provide monthly income throughout the year while retaining the opportunity for growth to meet future income needs. In accordance with guidelines stated in the funds’ prospectus, the higher the targeted payout rate, the lower the growth potential of a particular fund. The funds invest in a range of Schwab Funds and Laudus Funds—including equity funds, fixed income funds, and money market funds—in accordance with their respective target asset allocation. Because each Monthly Income Fund is a fund-of-funds, its return will reflect a blend of the returns of the underlying funds based on their relative weightings.

Schwab Monthly Income Fund – Maximum Payout (the fund) returned -4.84% since inception on 3/28/08 through the period ending 12/31/08. During the same period, the fund’s custom benchmark returned -0.32%. This fund offers a targeted annual payout of 5-6% and an increase in capital over the long term that is expected to be less than that of the Moderate Payout Fund and the Enhanced Payout Fund*. The fund seeks to maintain a target blend of 10% equity and 90% fixed income and money market fund securities.

The Maximum Payout Fund’s recent performance reflected the difficult investment environment its underlying funds experienced throughout the period, characterized by atypical volatility in the equity and bond markets, asset price declines, and tightened credit standards. Despite multiple interest rate cuts and stimulus measures in the U.S. and abroad, investor sentiment remained pessimistic on the expectation of a prolonged economic recession and persistent broad-based financial instability. Throughout the year, investors continued to be highly risk-averse, seeking out safer alternatives such as U.S. Treasuries and short-term cash investments, which put downward pressure on the values of non government-backed securities, regardless of their quality.

The fund’s money market sub-holding was the only underlying fund to post a positive return. The Schwab Value Advantage Money Fund returned 1.82%, while its benchmark Barclays Capital U.S. Treasury Bills: 1-3 Months Index returned 1.06%. In general, bond markets outperformed equities during the period, but were still impacted by the domestic and global economic slowdown. The fund’s top two sub-holdings, the Schwab Premier Income Fund and Total Bond Market Fund, declined -2.14% and -2.00%, respectively. In comparison, the Barclays Capital U.S. Aggregate Bond Index returned 3.50%. Though still negative, the Laudus Mondrian International Fixed Income Fund fared relatively better, returning -0.27%. Its benchmark, the Citigroup World Government Bond Index, declined -0.35% during the same period.

As of 12/31/08:

 Statistics

Number of Holdings	8
Weighted Average
Market Cap

($ x 1,000,000)	$31,170

Price/Earnings Ratio (P/E)	11.6

Price/Book Ratio (P/B)	1.2

Portfolio Turnover Rate[1]	24%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	2.5%

Equity Funds - International	2.6%

Fixed-Income Funds	87.2%

Short-Term Investments	7.7%

Total	100.0%

 Top Holdings % of Net Assets2

Schwab Premier Income Fund,

Institutional Shares	36.2%

Schwab Total Bond Market Fund	28.3%

Schwab Short-Term Bond Market Fund	15.8%
Schwab Value Advantage Money

Fund, Institutional Shares	7.2%
Laudus Mondrian International
  Fixed Income Fund, Institutional

Shares	6.9%

Total	94.4%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Monthly Income Funds

 Schwab® Monthly Income Fund - Maximum Payout

Performance Summary as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	Since Inception

Fund: Schwab® Monthly Income Fund - Maximum Payout (3/28/08)	-4.84%
Benchmark: Maximum Payout Composite Index[3]	-0.32%
Fund Category: Morningstar Conservative Allocation	-16.30%

Fund Expense Ratios4: Net 0.61%; Gross 0.73%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Maximum Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 10% S&P 500 Index and 90% Barclays Capital U.S. Aggregate Bond Index.

[4]	As stated in the 3/3/08 prospectus (as supplemented 2/27/09). Includes expenses of the underlying funds in which the fund invests. The annualized weighed average expense ratio of the underlying funds was 0.61%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/11. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.

Schwab Monthly Income Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning July 1, 2008 and held through December 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/08	at 12/31/08	7/1/08–12/31/08

Schwab Monthly Income Fund - Moderate Payout
Actual Return	0.00%	$1,000	$870.40	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,025.14	$0.00

Schwab Monthly Income Fund - Enhanced Payout
Actual Return	0.00%	$1,000	$915.00	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,025.14	$0.00

Schwab Monthly Income Fund - Maximum Payout
Actual Return	0.00%	$1,000	$960.60	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,025.14	$0.00

[1]	Based on the most recent expense ratio; may differ from the expense ratio provided in Financial Highlights; Schwab and CSIM have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of each fund through 4/29/11 to 0.00%. The agreement to limit each fund’s net operating expenses is limited to the fund’s direct operating expenses and therefore does not apply to the indirect expenses incurred by the fund through its investments in the underlying funds.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

12 Schwab Monthly Income Funds

Schwab® Monthly Income Fund - Moderate Payout

Financial Statements

Financial Highlights

	3/28/08[1]–
	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.29
Net realized and unrealized gains (losses)	(1.68)

Total from investment operations	(1.39)
Less distributions:
Dividends from net investment income	(0.29)

Net asset value at end of period	8.32

Total return (%)	(14.11)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4]
Gross operating expenses[3]	0.73	[4]
Net investment income (loss)	4.08	[4]
Portfolio turnover rate	25	[2]
Net assets, end of period ($ x 1,000,000)	7

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

See financial notes 13

 Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

100.1%		Other Investment Companies	8,619	7,117

100.1%		Total Investments	8,619	7,117
(0	.1)%	Other Assets and Liabilities, Net		(8)

100.0%		Total Net Assets		7,109

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 100.1% of net assets

Equity Funds 35.3%
Laudus International MarketMasters Fund, Select Shares (a)	33,262	363
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)	62,982	385
Schwab Dividend Equity Fund, Select Shares (a)	108,248	1,101
Schwab Global Real Estate Fund, Select Shares (a)	148,865	661

		2,510

Fixed-Income Funds 61.3%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	35,180	383
Schwab Premier Income Fund, Institutional Shares (a)	186,906	1,761
Schwab Short-Term Bond Market Fund (a)	93,940	842
Schwab Total Bond Market Fund (a)	154,353	1,375

		4,361

Money Fund 3.5%
Schwab Value Advantage Money Fund, Institutional Shares (a)	226,778	227
State Street Institutional Liquid Reserves Fund - Institutional Class	19,458	19

		246

Total Other Investment Companies (Cost $8,619)		7,117

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/08 the tax basis cost of the fund’s investments was $8,723 and the unrealized appreciation and depreciation were $0 and ($1,606), respectively, with a net unrealized depreciation of ($1,606).

(a)	Issuer is affiliated with the fund’s adviser.

14 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $8,600)		$7,098
Investments in unaffiliated issuers, at value (cost $19)	+	19

Total investments, at value (cost $8,619)		7,117
Receivables:
Fund shares sold		23
Dividends		21
Due from investment adviser	+	1

Total assets		7,162

Liabilities
Payables:
Investments bought		21
Distributions to shareholders		13
Fund shares redeemed		8
Accrued expenses	+	11

Total liabilities		53

Net Assets
Total assets		7,162
Total liabilities	−	53

Net assets		$7,109
Net Assets by Source
Capital received from investors		8,847
Net investment income not yet distributed		6
Net realized capital losses		(242)
Net unrealized capital losses		(1,502)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$7,109		855		$8.32	*

*	Due to rounding, net assets divided by shares outstanding does not equal the net asset value per share.

See financial notes 15

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Operations
For March 28, 2008* through December 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$272
Interest	+	2

Total investment income		274

Net Realized Gains and Losses
Capital gain distributions received from affiliated underlying funds		3
Realized losses on sales of affiliated underlying funds	+	(245)

Net realized losses		(242)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(1,502)

Expenses
Professional fees		18
Shareholder reports		11
Registration fees		8
Trustees’ fees		5
Portfolio accounting fees		5
Custodian fees		1
Other expenses	+	1

Total expenses		49
Expense reduction by adviser (Note 4)	−	49

Net expenses		-

Increase (Decrease) in Net Assets from Operations
Total investment income		274
Net expenses	−	-

Net investment income		274
Net realized losses		(242)
Net unrealized losses	+	(1,502)

Decrease in net assets from operations		($1,470)

*	Commencement of operations.

16 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statements of
Changes in Net Assets
For the current report period only. All numbers are x 1,000.

Operations

		03/28/08*-12/31/08
Net investment income		$274
Net realized losses		(242)
Net unrealized losses	+	(1,502)

Decrease in net assets from operations		(1,470)

Distributions to Shareholders
Distributions from net investment income		268

Transactions in Fund Shares

		03/28/08*-12/31/08
		SHARES	VALUE
Shares Sold		1,266	$12,554
Shares Reinvested		20	184
Shares Redeemed	+	(431)	(3,891)

Net transactions in fund shares		855	$8,847

Shares Outstanding and Net Assets
		03/28/08*-12/31/08
		SHARES	NET ASSETS
Beginning of period		-	$-
Total Increase	+	855	7,109

End of period		855	$7,109

Net investment income not yet distributed			$6

*	Commencement of operations.

See financial notes 17

Schwab® Monthly Income Fund - Enhanced Payout

Financial Statements

Financial Highlights

	3/28/08[1]–
	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.32
Net realized and unrealized gains (losses)	(1.26)

Total from investment operations	(0.94)
Less distributions:
Dividends from net investment income	(0.31)

Net asset value at end of period	8.75

Total return (%)	(9.53)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4]
Gross operating expenses[3]	0.56	[4]
Net investment income (loss)	4.34	[4]
Portfolio turnover rate	39	[2]
Net assets, end of period ($ x 1,000,000)	10

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

18 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

100.4%		Other Investment Companies	11,460	9,980

100.4%		Total Investments	11,460	9,980
(0	.4)%	Other Assets and Liabilities, Net		(41)

100.0%		Total Net Assets		9,939

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 100.4% of net assets

Equity Funds 19.9%
Laudus International MarketMasters Fund, Select Shares (a)	19,839	217
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)	39,138	239
Schwab Dividend Equity Fund, Select Shares (a)	89,935	915
Schwab Global Real Estate Fund, Select Shares (a)	136,554	606

		1,977

Fixed-Income Funds 75.0%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	49,238	536
Schwab Premier Income Fund, Institutional Shares (a)	326,646	3,077
Schwab Short-Term Bond Market Fund (a)	144,037	1,292
Schwab Total Bond Market Fund (a)	286,562	2,553

		7,458

Money Fund 5.5%
Schwab Value Advantage Money Fund, Institutional Shares (a)	537,698	537
State Street Institutional Liquid Reserves Fund - Institutional Class	7,539	8

		545

Total Other Investment Companies (Cost $11,460)		9,980

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/2008 the tax basis cost of the fund’s investments was $11,541 and the unrealized appreciation and depreciation were $0 and ($1,561), respectively, with a net unrealized depreciation of ($1,561).

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 19

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $11,452)		$9,972
Investments in unaffiliated issuers, at value (cost $8)	+	8

Total investments, at value (cost $11,460)		9,980
Receivables:
Dividends		35
Fund shares sold		29
Due from investment adviser	+	1

Total assets		10,045

Liabilities
Payables:
Investments bought		36
Fund shares redeemed		35
Distributions to shareholders		23
Accrued expenses	+	12

Total liabilities		106

Net Assets
Total assets		10,045
Total liabilities	−	106

Net assets		$9,939
Net Assets by Source
Capital received from investors		11,642
Net investment income not yet distributed		8
Net realized capital losses		(231)
Net unrealized capital losses		(1,480)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$9,939		1,135		$8.75	*

*	Due to rounding, net assets divided by shares outstanding does not equal the net asset value per share.

20 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Operations
For March 28, 2008* through December 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$406
Interest	+	2

Total Investment Income		408

Net Realized Gains and Losses
Capital gain distributions received from affiliated underlying funds		2
Realized losses on sales of affiliated underlying funds	+	(233)

Net realized losses		(231)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(1,480)

Expenses
Professional fees		18
Shareholder reports		14
Registration fees		8
Trustees’ fees		5
Portfolio accounting fees		5
Custodian fees		2
Other expenses	+	1

Total expenses		53
Expense reduction by adviser (Note 4)	−	53

Net expenses		-

Increase (Decrease) in Net Assets from Operations
Total investment income		408
Net expenses	−	-

Net investment income		408
Net realized losses		(231)
Net unrealized losses	+	(1,480)

Decrease in net assets from operations		($1,303)

*	Commencement of operations.

See financial notes 21

 Schwab Monthly Income Fund - Enhanced Payout

Statements of
Changes in Net Assets
For the current report period only. All numbers are x 1,000.

Operations

		3/28/08*-12/31/08
Net investment income		$408
Net realized losses		(231)
Net unrealized losses	+	(1,480)

Decrease in net assets from operations		(1,303)

Distributions to Shareholders
Distributions from net investment income		400

Transactions in Fund Shares

		3/28/08*-12/31/08
		SHARES	VALUE
Shares Sold		1,888	$18,795
Shares Reinvested		23	216
Shares Redeemed	+	(776)	(7,369)

Net transactions in fund shares		1,135	$11,642

Shares Outstanding and Net Assets
		3/28/08*-12/31/08
		SHARES	NET ASSETS
Beginning of period		-	$-
Total Increase	+	1,135	9,939

End of period		1,135	$9,939

Net investment income not yet distributed			$8

*	Commencement of operations.

22 See financial notes

Schwab® Monthly Income Fund - Maximum Payout

Financial Statements

Financial Highlights

	3/28/08[1]–
	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.34
Net realized and unrealized gains (losses)	(0.82)

Total from investment operations	(0.48)
Less distributions:
Dividends from net investment income	(0.33)

Net asset value at end of period	9.19

Total return (%)	(4.84)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4]
Gross operating expenses[3]	0.29	[4]
Net investment income (loss)	4.68	[4]
Portfolio turnover rate	24	[2]
Net assets, end of period ($ x 1,000,000)	29

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

See financial notes 23

 Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

100.0%	Other Investment Companies	31,597	29,247

100.0%	Total Investments	31,597	29,247
0.0%	Other Assets and Liabilities, Net		(6)

100.0%	Total Net Assets		29,241

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 100.0% of net assets

Equity Funds 5.1%
Schwab Dividend Equity Fund, Select Shares (a)	72,419	736
Schwab Global Real Estate Fund, Select Shares (a)	168,176	747

		1,483

Fixed-Income Funds 87.2%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	185,300	2,016
Schwab Premier Income Fund, Institutional Shares (a)	1,124,038	10,588
Schwab Short-Term Bond Market Fund (a)	513,958	4,610
Schwab Total Bond Market Fund (a)	929,377	8,281

		25,495

Money Fund 7.7%
Schwab Value Advantage Money Fund, Institutional Shares (a)	2,096,713	2,097
State Street Institutional Liquid Reserves Fund - Institutional Class	171,662	172

		2,269

Total Other Investment Companies (Cost $31,597)		29,247

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/08 the tax basis cost of the fund’s investments was $31,691 and the unrealized appreciation and depreciation were $0 and ($2,444), respectively, with a net unrealized depreciation of ($2,444).

(a)	Issuer is affiliated with the fund’s adviser.

24 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $31,425)		$29,075
Investments in unaffiliated issuers, at value (cost $172)	+	172

Total investments, at value (cost $31,597)		29,247
Receivables:
Dividends		112
Fund shares sold		72
Due from investment adviser	+	1

Total assets		29,432

Liabilities
Payables:
Investments bought		112
Distributions to shareholders		66
Accrued expenses	+	13

Total liabilities		191

Net Assets
Total assets		29,432
Total liabilities	−	191

Net assets		$29,241
Net Assets by Source
Capital received from investors		32,096
Net investment income not yet distributed		19
Net realized capital losses		(524)
Net unrealized capital losses		(2,350)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$29,241		3,183		$9.19

See financial notes 25

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Operations
For March 28, 2008* through December 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$1,125
Interest	+	6

Total investment income		1,131

Net Realized Gains and Losses
Net realized losses on sales of affiliated underlying funds		(524)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(2,350)

Expenses
Shareholder reports		24
Professional fees		18
Registration fees		14
Trustees’ fees		5
Portfolio accounting fees		5
Custodian fees		2
Other expenses	+	2

Total expenses		70
Expense reduction by adviser (Note 4)	−	69
Custody credits	−	1

Net expenses		-

Increase (Decrease) in Net Assets from Operations
Total investment income		1,131
Net expenses	−	-

Net investment income		1,131
Net realized losses		(524)
Net unrealized losses	+	(2,350)

Decrease in net assets from operations		($1,743)

*	Commencement of operations.

26 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statements of
Changes in Net Assets
For the current report period only. All numbers are x 1,000.

Operations

		3/28/08*-12/31/08
Net investment income		$1,131
Net realized losses		(524)
Net unrealized losses	+	(2,350)

Decrease in net assets from operations		(1,743)

Distributions to Shareholders
Distributions from net investment income		1,112

Transactions in Fund Shares

		3/28/08*-12/31/08
		SHARES	VALUE
Shares Sold		4,991	$49,529
Shares Reinvested		57	549
Shares Redeemed	+	(1,865)	(17,982)

Net transactions in fund shares		3,183	$32,096

Shares Outstanding and Net Assets
		3/28/08*-12/31/08
		SHARES	NET ASSETS
Beginning of period		-	$-
Total Increase	+	3,183	29,241

End of period		3,183	$29,241

Net investment income not yet distributed			$19

*	Commencement of operations.

See financial notes 27

 Schwab Monthly Income Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Monthly Income Fund-Moderate Payout
Schwab Monthly Income Fund-Enhanced Payout
Schwab Monthly Income Fund-Maximum Payout
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund (formerly Schwab Viewpoints Fund)
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund

The Schwab Monthly Income Funds commenced operations on March 28, 2008 and the funds are “fund of funds”. Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab Funds and Laudus Funds (underlying funds) in accordance with its target portfolio allocation. In addition, the funds may purchase individual securities to achieve their investment objectives. Each fund bears its share of the allocable expenses of the underlying funds in which they invest. The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements, which are filed with the Securities and Exchange Commission (SEC). The funds offer one share class. Shares are bought and sold at net asset value, or closing NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds use in the preparation of its financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

(a) Security Valuation:

The funds value the investments in underlying funds every business day. The funds use the following policies to value these investments:

•	Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

 Schwab Monthly Income Funds

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds declare and pay dividends from net investment income to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(i) Accounting Pronouncements:

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective March 28, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Schwab Monthly Income Funds

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2008:

	Investment in Securities*
	Monthly Income Fund	Monthly Income Fund	Monthly Income Fund
Valuation Inputs	Moderate Payout	Enhanced Payout	Maximum Payout

Level 1 — Quoted prices	$7,117	$9,980	$29,247
Level 2 — Other significant observable inputs	—	—	—
Level 3 — Significant unobservable inputs	—	—	—

Total	$7,117	$9,980	$29,247

*  The funds had no other financial instruments.

3. Risk Factors:

Investing in the funds and the underlying funds may involve certain risks including, but not limited to, those described below:

The prices of common stocks and other equity-type securities held by the funds and the underlying funds may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social, and economic instability; and currency fluctuations.

The values of, and the income generated by, debt securities held by the funds and the underlying funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the funds portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

The performance of the underlying funds will impact the performance of the funds.

4.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

The underlying funds pay fees to the investment adviser for advisory and administrative services and to Schwab for transfer agent and shareholder services. The funds are not charged such fees directly. These fees are included in the net asset value of the underlying funds. CSIM and Schwab have made agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00% through April 29, 2011.

 Schwab Monthly Income Funds

Financial Notes (continued)

4.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of December 31, 2008, the percentages of shares of other related funds owned by each Monthly Income Fund are:

	Monthly Income Fund		Monthly Income Fund		Monthly Income Fund
	Moderate Payout		Enhanced Payout		Maximum Payout

Schwab Active Equity Funds:
Dividend Equity Fund	0.1%		0.1%		0.1%
Laudus MarketMasters Funds:
International MarketMasters Fund	0.0%	*	0.0%	*	—
Laudus Rosenberg Funds:
U.S. Large Capitalization Growth Fund	0.9%		0.6%		—
Laudus Mondrian Funds:
Mondrian International Fixed Income Fund	0.4%		0.5%		2.0%
Schwab Bond Funds:
Short-Term Bond Market Fund	0.3%		0.5%		1.6%
Premier Income Fund	0.9%		1.5%		5.2%
Total Bond Market Fund	0.1%		0.2%		0.8%
Schwab Global Real Estate Fund:
Global Real Estate Fund	0.6%		0.6%		0.7%
Schwab Money Funds:
Value Advantage Money Fund	0.0%	*	0.0%	*	0.0% *

* Less than 0.1%

 Schwab Monthly Income Funds

Financial Notes (continued)

4.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Below is a summary of the affiliated transactions for each underlying fund during the period ended December 31, 2008:

Monthly Income Fund - Moderate Payout

				Balance	Market	Realized	Distribution
	Balance of			of Shares	Value	Gain (Loss)	Received*
	Shares Held	Gross	Gross	Held at	at	3/28/2008	3/28/2008(a)
Underlying Fund	at 3/28/2008 (a)	Additions	Sales	12/31/2008	12/31/2008	to /31/2008	to 12/31/2008

Laudus International MarketMasters Fund, Select Shares	—	38,197	(4,935)	33,262	$363	($25)	$17
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares	—	72,583	(9,601)	62,982	385	(15)	2
Schwab Dividend Equity Fund, Select Shares	—	135,504	(27,256)	108,248	1,101	(76)	34
Schwab Global Real Estate Fund, Select Shares	—	171,348	(22,483)	148,865	661	(45)	17
Laudus Mondrian International Fixed Income Fund, Institutional Shares	—	48,701	(13,521)	35,180	383	(10)	14
Schwab Premier Income Fund, Institutional Shares	—	443,364	(256,458)	186,906	1,761	(27)	99
Schwab Short-Term Bond Market Fund	—	125,212	(31,272)	93,940	842	(15)	28
Schwab Total Bond Market Fund	—	209,169	(54,816)	154,353	1,375	(32)	56
Schwab Value Advantage Money Fund, Institutional Shares	—	322,453	(95,675)	226,778	227	—	5

Total					$7,098	($245)	$272

 Schwab Monthly Income Funds

Financial Notes (continued)

4.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Monthly Income Fund - Enhanced Payout

				Balance		Realized	Distribution
	Balance of			of Shares	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	Held at	Value	3/28/2008	3/28/2008(a)
Underlying Fund	at 3/28/2008(a)	Additions	Sales	12/31/2008	at 12/31/2008	to 12/31/2008	to 12/31/2008

Laudus International MarketMasters Fund, Select Shares	—	25,798	(5,959)	19,839	$217	($11)	$10
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares	—	51,767	(12,629)	39,138	239	(3)	1
Schwab Dividend Equity Fund, Select Shares	—	128,893	(38,958)	89,935	915	(54)	29
Schwab Global Real Estate Fund, Select Shares	—	177,160	(40,606)	136,554	606	(42)	17
Laudus Mondrian International Fixed Income Fund, Institutional Shares	—	72,965	(23,727)	49,238	536	(15)	19
Schwab Premier Income Fund, Institutional Shares	—	473,388	(146,742)	326,646	3077	(44)	163
Schwab Premier Income Fund, Select Shares	—	353,662	(353,662)	—	—	8	9
Schwab Short-Term Bond Market Fund	—	204,748	(60,711)	144,037	1,292	(23)	43
Schwab Total Bond Market Fund	—	417,534	(130,972)	286,562	2,553	(49)	103
Schwab Value Advantage Money Fund, Institutional Shares	—	805,638	(267,940)	537,698	537	—	12

Total					$9,972	($233)	$406

Monthly Income Fund - Maximum Payout

				Balance
	Balance of			of Shares		Gain (Loss)	Received*
	Shares Held	Gross	Gross	Held at	Market Value	3/28/2008	3/28/2008(a)
Underlying Fund	at 3/28/2008(a)	Additions	Sales	12/31/2008	at 12/31/2008	to 12/31/2008	to 12/31/2008

Schwab Dividend Equity Fund, Select Shares	—	139,732	(67,313)	72,419	$736	($189)	$31
Schwab Global Real Estate Fund, Select Shares	—	245,449	(77,273)	168,176	747	(170)	25
Laudus Mondrian International Fixed Income Fund, Institutional Shares	—	227,336	(42,036)	185,300	2,016	(26)	68
Schwab Premier Income Fund, Institutional Shares	—	2,345,006	(1,220,968)	1,124,038	10,588	(45)	530
Schwab Short-Term Bond Market Fund	—	618,014	(104,056)	513,958	4,610	(34)	136
Schwab Total Bond Market Fund	—	1,124,188	(194,811)	929,377	8,281	(60)	294
Schwab Value Advantage Money Fund, Institutional Shares	—	2,696,353	(599,640)	2,096,713	2,097	—	41

Total					$29,075	($524)	$1,125

* Distributions received include distributions from net investment income and from capital gains from the underlying funds.

 Schwab Monthly Income Funds

Financial Notes (continued)

4.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

(a) Commencement of operations.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the funds’ Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds had no borrowings from the line of credit during the period. However, certain funds utilized their overdraft facility and incurred interest expenses, which is disclosed in the Statement of Operations.

7.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended December 31, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of	Sales/Maturities
	Securities	of Securities

Monthly Income Fund — Moderate Payout	$11,045	$2,200
Monthly Income Fund — Enhanced Payout	16,367	4,682
Monthly Income Fund — Maximum Payout	39,280	7,330

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2008, the components of distributable earnings on a tax-basis were as follows:

	Monthly Income Fund	Monthly Income Fund	Monthly Income Fund
	Moderate Payout	Enhanced Payout	Maximum Payout

Undistributed ordinary income	$6	$8	$20
Undistributed long-term capital gains	—	—	—
Unrealized appreciation	—	—	—
Unrealized depreciation	(1,606)	(1,561)	(2,444)

Net unrealized appreciation/(depreciation)	($1,606)	($1,561)	($2,444)

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. Capital loss carry forwards may be used to offset future realized capital gains for federal

 Schwab Monthly Income Funds

Financial Notes (continued)

8. Federal Income Taxes (continued):

income tax purposes. As of December 31, 2008, the funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Monthly Income Fund	Monthly Income Fund	Monthly Income Fund
	Moderate Payout	Enhanced Payout	Maximum Payout

2016	$81	$83	$285

For tax purposes, realized net capital losses occurring after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2008, the funds had aggregate deferred realized net capital losses as follows:

	Monthly Income Fund	Monthly Income Fund	Monthly Income Fund
	Moderate Payout	Enhanced Payout	Maximum Payout

Deferred capital losses	$57	$67	$146

The tax-basis components of distributions paid during the current period were:

	Monthly Income Fund	Monthly Income Fund	Monthly Income Fund
	Moderate Payout	Enhanced Payout	Maximum Payout

Current period distributions
Ordinary income	$269	$400	$1,112
Long-term capital gains	—	—	—
Return of capital	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2008, the funds did not make any reclassifications.

As of December 31, 2008, management has reviewed the tax positions for open periods, as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008, the funds did not incur any interest or penalties.

Report of Independent Registered Public Accounting Firm

To the Boards of Trustees and Shareholders of:
Schwab Monthly Income Fund - Moderate Payout
Schwab Monthly Income Fund - Enhanced Payout
Schwab Monthly Income Fund - Maximum Payout

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Monthly Income Fund - Moderate Payout, Schwab Monthly Income Fund - Enhanced Payout and Schwab Monthly Income Fund - Maximum Payout (three of the portfolios constituting The Schwab Capital Trust, hereafter referred to as the “Funds”) at December 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period March 28, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 13, 2009

Other Federal Tax Information: (Unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the fiscal year ended December 31, 2008, qualify for the corporate dividends received deduction:

Percentage

Monthly Income Fund — Moderate Payout	13.64
Monthly Income Fund — Enhanced Payout	7.72
Monthly Income Fund — Maximum Payout	2.81

For the fiscal year ended December 31, 2008, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2009 via IRS form 1099 of the amounts for use in preparing their 2008 income tax return.

Monthly Income Fund — Moderate Payout	$56
Monthly Income Fund — Enhanced Payout	43
Monthly Income Fund — Maximum Payout	36

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of December 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	Not Applicable.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	Not Applicable.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	Not Applicable.

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	Not Applicable.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR45803-00

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
Audit Fees
2008: $1,207,707           2007 : $943,025

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
Audit-Related Fees
For services rendered to Registrant:
2008: $86,911           2007: $60,057
Nature of these services: tax provision review and procedures performed related to Registrant’s service provider conversion.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Tax Fees
For services rendered to Registrant:
2008: $95,808           2007: $68,760
Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
All Other Fees
For services rendered to Registrant:
2008: $14,285           2007: $13,158

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) The percentage of services described in paragraph (c) of this Item that were approved by the audit committee in 2005 pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X was 10.6% and the dollar amount was $10,901. This $10,901 equals 1.2% of the total fees paid by Registrant to its principal accountant in 2005. None of the services described in paragraphs (b) and (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
     2008: $-           2007: $188,361
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.
     2008: $-           2007: $2,541,476
(h)	During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.
(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust- Monthly Income

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	02/13/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	02/13/09

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	02/13/09